Dunham Alternative Strategy Fund

Dunham Alternative Strategy Fund

Class A (DAASX)

Class C (DCASX)

Class N (DNASX)

Supplement dated April 8, 2015 to the Prospectus dated February 27, 2015 (the "Prospectus")

This Supplement updates and supersedes any contrary information contained in the Prospectus

Effective April 1, 2015, Market Concepts, LLC ("mConcepts" or "Sub-Adviser"), Sub-Adviser to the Dunham Alternative Strategy Fund (the "Fund") has contractually agreed to waive a portion of its Sub-Advisory fees such that the annual Base Sub-Advisory fee rate payable to mConcepts is reduced from 0.65% to 0.50% of the average daily net assets of the Fund, and the Performance Fee rate is lowered from +/- 0.35% to +/- 0.20% of the average daily net assets of the Fund. This Agreement is effective as of April 1, 2015 and shall remain in effect until at least April 30, 2016.

Reference is made to the section entitled "Fees and Expenses of the Fund" located on page 24 of the Prospectus and page 1 of the Fund's Summary Prospectus. The table describing the Class A, Class C and Class N shareholder expenses of the Dunham Alternative Strategy Fund is deleted in its entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Alternative Strategy Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	0.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Alternative Strategy Fund		Class A	Class C	Class N
Management Fees		1.24%	1.24%	1.24%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.60%	0.60%	0.60%
Acquired Fund Fees and Expenses	[1]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses		2.35%	3.10%	2.10%
Fee Waiver	[2]	(0.11%)	(0.11%)	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.24%	2.99%	1.99%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies
[2]	The Fund's Sub-Adviser has contractually agreed to waive a portion of its annual Sub-Advisory fees such that the annual Base Sub-Advisory fee rate payable to the Sub-Adviser is reduced from 0.65% to 0.50% of the average daily net assets of the Fund, and the Performance Fee rate is lowered from +/- 0.35% to +/- 0.20% of the average daily net assets of the Fund. This Agreement is effective as of April 1, 2015 and shall remain in effect until at least April 30, 2016.

The table under the sub-heading "Example" that describes the costs of investing in shares of the Dunham Alternative Strategy Fund is deleted in its entirety and replaced with the following:
Expense Example - Dunham Alternative Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	789	1,256	1,749	3,099
Class C	302	947	1,616	3,403
Class N	202	647	1,119	2,422